Members' Equity (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 PennyMac Limited partner unit holders	Dec. 31, 2011 PennyMac Limited partner unit holders	Dec. 31, 2012 PennyMac Preferred units	Dec. 31, 2011 PennyMac Preferred units	Dec. 31, 2012 PennyMac Preferred units Minimum	Dec. 31, 2012 PennyMac Preferred units Maximum
Members' Equity
Amount raised from preferred members							$ 36,000,000
Rate of interest on subscriptions receivable (as a percent)								4.00%	8.00%
Preferred return on capital contributions (as a percent)						8.00%
Distributions to unitholders	$ 19,623,000	$ 5,834,000	$ 15,847,000	$ 15,847,000	$ 14,968,000